Royalty stream and other interests (Details Narrative) - USD ($)					1 Months Ended					2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 13, 2023	Sep. 12, 2023	Sep. 07, 2022	Jun. 03, 2022	Sep. 21, 2023	Jan. 24, 2023	Nov. 21, 2022	May 26, 2022	Apr. 27, 2022	May 25, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 22, 2023	Nov. 24, 2023	Oct. 18, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 09, 2022
Statement [Line Items]
Deferred royalty acquisitions													$ 118,932
Legal and professional fees												$ 271,029
Reimbursement of impairment charge												250,000	$ 0
Common stock shares issued													7,270,408
Restricted cash											$ 537,510	537,510	$ 700,000
Limpopo [Member]
Statement [Line Items]
Acquisition of Gross receipts royalty									The royalties include a 1.0% gross receipts royalty over the Dwaalkop Project and a 0.704% gross receipts royalty over the Messina Project, which collectively cover the majority of the Limpopo PGM Project (“Limpopo”)
Upfront consideration, cash payment									$ 1,139,628
Issuance of common shares									409,500
Additional cash payments									$ 8,900,000
Wonmunna [Member]
Statement [Line Items]
Cash								$ 4,050,000
Acquisition of Gross receipts royalty								The royalty is a 1.25% to 1.50% sliding scale GRR, with 1.25% payable when the benchmark 62% iron ore price is below A$100/t and 1.50% GRR payable when the benchmark 62% iron ore price is above A$100/t.
Upfront consideration, cash payment								$ 15,703,991
Deposit								$ 50,000
Common share issuance during period								4,350,000
Common share issuance during period, value								$ 10,470,905
Issuance of common share purchase warrants								3,600,000
Issuance of common share purchase warrants, exercise price per share								$ 4.50
Fair value of warrants								$ 1,183,086
Fair value of warrants, stock price per share								$ 2.41
Expected dividend yield								0.00%
Expected volatility rate								46.00%
Risk-free interest rate								2.53%
Expected useful life								1 year 9 months 29 days
Royalty revenues earned										$ 1,208,917
Restricted cash								$ 700,000
Canadian Gold Portfolio [Member]
Statement [Line Items]
Acquisition of Gross receipts royalty				The royalties include a 1.0% NSR over part of the Goldlund Project in Ontario, an effective 0.60% NSR over the Beschefer Project in Quebec, and any personal rights held to a 1.50% NSR over the Gold River gold project in Ontario
Upfront consideration, cash payment				$ 79,499
Common share issuance during period	175,660		173,058			215,769
Common share issuance during period, value	$ 362,693		$ 387,816			$ 495,446
El Molino [Member]
Statement [Line Items]
Upfront consideration common shares issued																			17,959
Upfront consideration common shares issued, value																			$ 45,167
Payment need to payable in cash																			$ 450,000
Koolyanobbing [Member]
Statement [Line Items]
First milestone cash payment																		$ 161,997
First milestone cash payment A																		$ 250,000
First Quantum Portfolio [Member]
Statement [Line Items]
Acquisition of Gross receipts royalty							The royalties include a 2.0% NSR over part of the Estrades Project in Québec (“Estrades”), a 0.49% NSR over the Opawica Project in Québec (“Opawica”), a right to acquire a 2% NSR (1% buyback for C$3,000,000) over the Winston Lake Project in Ontario (“Winston Lake”), and a right to acquire a 2% NSR over the Norbec & Millenbach Project in Québec (“N&M”)
Common stock shares issued							164,319
Common stock value							$ 412,874
Cash payments to Winston Lake							100,000
Cash payments to N&M							25,000
Cardinia [Member]
Statement [Line Items]
Cash							302,850
Vox cash paid Gloucester							$ 450,000
Royalty Portfolio [Member]
Statement [Line Items]
Consideration paid in cash																$ 797,703
Consideration paid to Royalty Portfolio																$ 1,250,000
Legal and professional fees	44,743
Description of acquisition of portfolio of royalties		The royalties include three development stage and six exploration stage royalties in Australia, including a 4% gross revenue royalty (“GRR”) over the Red Hill gold project and a 3% net smelter royalty (“NSR”) over the Horseshoe Lights copper project
British King Royalty [Member]
Statement [Line Items]
Reimbursement of impairment charge					$ 250,000
Description of SilverStream royalty					SilverStream’s historical 1.5% NSR on the first 10,000oz produced and 5.25% gold stream thereafter originally granted to SilverStream by the prior operator was extinguished
Description of Vox Royalty Australia Pty Ltd					A new 1.25% NSR gold royalty interest was assigned to Vox Royalty Australia Pty Ltd (“Vox Australia”) by the prior operator in connection with the transfer of the project from the prior operator to the new operator
Reimbursement of legal fees to Vox					$ 126,390
Reimbursement of legal fees to A					$ 200,000
Gold royalty NSR to Vox					1.25%
Janet Ivy [Member]
Statement [Line Items]
Consideration paid to Janet Ivy															$ 1,963,315
Milestone payment due															$ 750,000
Common stock shares issued															948,448
Goldlund [Member]
Statement [Line Items]
Consideration paid to Janet Ivy	$ 362,693					$ 495,446
Common stock shares issued	175,660					215,769
Hawkins [Member]
Statement [Line Items]
Consideration paid in cash														$ 75,426
Consideration paid in cash to C														$ 100,000
Acquisition of royalty on Hawkins gold exploration														0.50%
Impairment [Member]
Statement [Line Items]
Carrying value of the investment											1,000,000	1,000,000					$ 500,000
Replacement royalty value											250,000	$ 250,000
Reimbursement of impairment charge											$ 1,000,000